Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 28, 2013 item
Nature of Operations and Summary of Significant Accounting Policies
Number of Operating segments	3
South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Number of options available for lease extension	1
Period for which each option to extend the lease term is available	5 years
South Woodbury, L.P. | Office building in Roaring Spring, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents	0.4
South Woodbury, L.P. | Office building in New Enterprise, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents	2.0
NESL II, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)	1.00%
Life Insurance Trusts | South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest owned by life insurance trusts (as a percent)	99.00%
Means to Go, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)	16.20%